Employee benefit expense - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Classes of employee benefits expense [abstract]
Provision released, employer contribution costs on share-based compensation plans | €	€ 1.6	€ 1.6	€ 23.2
Average number of employees | employee	695	684	778